Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders Equity Note Abstract
Stock option activity

Stock option activity for 2017, 2016 and 2015 is as follows:

	Stock Option Activity under the Plans(1)
	Stock Options	Exercise Price per Share	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2014	0	$0 - $0	$0	0
Granted	0	0	0	0
Forfeited	(0)	0-0	0	0

Outstanding at December 31, 2015	0	$0 - $0	$0	0
Granted	—	—	—
Forfeited	(0)	0-0	0	0

Outstanding at December 31, 2016	0	$0 - $0	$0	0
Granted	0	$0	$0	0
Forfeited	(0)	$0	$0	0

Outstanding at December 31, 2017	0	$0 - $0	$0	0

Exercisable at December 31, 2017	0	$0 - $0	$0	0

(1)	Due to the May 2, 2018 1-for-500 reverse stock split, and no fractional shares being issued, all numbers are reduced to zero.

Assumptions used to determine estimated fair value of stock options granted

The estimated fair value of each option award granted was determined on the date of grant using an option pricing model with the following assumptions for option grants made in 2017 and 2015. There were no option grants during 2016.

	Year ended December 31,	Year ended December 31,
	2017	2015
Weighted average risk-free interest rates	2.15%	1.82%
Weighted average expected volatility	170.42%	97.70%
Dividend yield	—	—
Weighted average expected option term (in years)	7.29	5.15
Weighted average grant date fair value	$82.34	$4,964.73

Summary of restricted stock activity

A summary of the Company’s non-vested options to purchase shares as of December 31, 2017 and changes during the years ended December 31, 2017 and December 31, 2016 are presented below:

	Non-Vested Options(1)
	Number of Options	Weighted Average Exercise Price
Non-vested at December 31, 2015	0	$0
Granted	—	—
Vested	(0)	0
Forfeited	(0)	0

Non-vested at December 31, 2016	0	$0
Granted	0	0
Vested	(0)	0
Forfeited	(0)	0

Non-vested at December 31, 2017	0	$0

Summary of non-vested options

A summary of the Company’s restricted stock activity as of December 31, 2017 and changes during the years ended December 31, 2017 and December 31, 2016 are presented below:

Restricted Stock Activity(1)
	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2015	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2016	—	$—
Granted	—	—
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2017	—	$—

(1)	Due to the May 2, 2018 1-for-500 reverse stock split, and no fractional shares being issued, all numbers are reduced to zero.

Summary of warrant activity

The Company issued warrants as part of its offerings in 2013, 2015, and 2016 as well as part of its issuance of convertible notes in 2016 and an exchange agreement in 2017. A summary of warrant activity is as follows:

	Warrants	Exercise Price per Share	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at January 1, 2014	9	$4,900,000-$19,712,000	$15,170,879	2.78
Issued	35		2,240,000
Exercised	(-)		2,296,000
Expired	(-)		2,296,000

Outstanding at December 31, 2015	44	$2,072,000-19,712,000	$44,858,633	2.16

Issued	30		840,000
Exercised	(3)		481,250
Expired	(3)		994,000

Outstanding at December 31, 2016	78	$281,750-$19,712,000	$910,000	5.59
Issued	14,256		2,299
Exercised	(246)		4,221
Expired	(39)		845,250

Outstanding at December 31, 2017	14,049	$1,225-19,712,000	$1,569	4.88